Unaudited Interim Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUES:
Voyage revenues	$ 68,384	$ 62,220
EXPENSES:
Voyage expenses (including related party)	(1,610)	(1,131)
Vessel operating expenses	(14,470)	(13,817)
General and administrative expenses (including related party)	(1,265)	(1,086)
Management fees-related party	(3,358)	(3,242)
Depreciation	(15,812)	(15,042)
Operating income	31,869	27,902
OTHER INCOME/(EXPENSES):
Interest and finance costs	(15,309)	(26,188)
Interest income	209	1,141
Loss on derivative financial instrument	(3,352)	0
Other, net	(23)	(31)
Total other expenses	(18,475)	(25,078)
Partnership's Net Income	13,394	2,824
Common unitholders' interest in Net Income	7,605	(2,954)
General Partner's interest in Net Income	$ 8	$ (3)
Earnings/(Loss) per unit, basic and diluted:
Common unit (basic and diluted)	$ 0.21	$ (0.08)
Weighted average number of units outstanding, basic and diluted:
Common units	35,490,000	35,490,000
Series A Preferred
OTHER INCOME/(EXPENSES):
Partnership's Net Income	$ 3,375	$ 3,375
Series B Preferred
OTHER INCOME/(EXPENSES):
Partnership's Net Income	$ 2,406	$ 2,406